SUMMARY OF ACCOUNTING POLICIES (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Loans held for sale-at lower of cost or market	$ 1,332,000	$ 703,000
Mortgage servicing rights, net	(100,000)	(1,000)	224,000
Amortization on mortgage servicing rights	250,000	281,000	352,000
Mortgage servicing rights, carrying value	1,200,000	1,300,000
Servicing mortgage loans	$ 144,800,000	$ 145,500,000
Building and Improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	between fifteen and forty years
Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	five to ten years
Automobiles
Property, Plant and Equipment [Line Items]
Estimated useful lives	five years